Financial instruments - Derivative Financial Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Loans and borrowings	€ 2,113.7	€ 2,142.3
Borrowings	2,135.1	2,164.9
Gross amount of financial instruments as presented upon balance sheet	1.9	20.1
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	1.9	12.2
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	0.0	7.9
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	110.0	60.3
Related financial instruments that are offset	1.9	12.2
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	108.1	48.1
Derivative financial instruments | Cash flow hedges | Cross currency interest rate swap
Disclosure of financial assets [line items]
Change in fair value of outstanding hedging instruments	€ (24.8)	€ (36.0)
Weighted average hedged rate of outstanding hedging instruments - currency	6.00%	6.70%
EUR/USD | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 0.6	€ 7.4
Notional amount	348.0	288.6
Change in fair value of outstanding hedging instruments	€ 5.0	€ 6.2
Weighted average hedged rate of outstanding hedging instruments - currency	110.00%	109.00%
GBP/USD | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 0.1	€ 2.1
Notional amount	62.5	44.3
Change in fair value of outstanding hedging instruments	€ 2.8	€ (6.7)
Weighted average hedged rate of outstanding hedging instruments - currency	124.00%	130.00%
GBP/EUR | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 0.9	€ 6.4
Notional amount	372.6	194.9
Change in fair value of outstanding hedging instruments	€ 7.7	€ (9.0)
Weighted average hedged rate of outstanding hedging instruments - currency	113.00%	116.00%
SEKEUR | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 0.0	€ 2.4
Notional amount	122.7	58.2
Change in fair value of outstanding hedging instruments	€ 3.1	€ (4.4)
Weighted average hedged rate of outstanding hedging instruments - currency	9.00%	9.00%
Other currencies | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 0.3	€ 1.1
Notional amount	101.5	45.9
Change in fair value of outstanding hedging instruments	€ 0.2	€ (0.6)